Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (73,962,624)			$ (70,862,025)
Net operating cash outflow	$ (1,558,127)	$ (1,041,097)	[1]
Ordinary shares issued (in Shares)	31,352,312			24,353,539
Cash and cash equivalents	$ 21,250,627			$ 24,545,290
Net loss for the period	$ (3,127,646)	$ (2,227,122)	[2],[3]
2025 ATM [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares)	398,773
ATM Offering [Member]
Summary of Significant Accounting Policies [Line Items]
ATM offering for gross proceeds	$ 300,000
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss for the period	$ (3,100,000)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[3]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.